Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill Impairment Charges	$ 0	$ 0	$ 0
Intangible assets impairment charge	0	0	0
Amortization expense	$ 15,000	$ 14,400	$ 12,900